SIGNIFICANT EVENTS (Details Narrative) - CLP ($) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 21, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Events Details Narrative
Net income attributable to equity holders of the Bank	$ 562,801	$ 562,801	$ 476,067	$ 448,466
Dividend per share (in dollars per share)			$ 1.755	$ 1.787